Property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment:
Balance, beginning of period	$ 1,925,056
Additions through business combinations	23,650,865	$ 2,366,868
Balance, end of period	3,719,621	1,925,056
Cost
Property, plant and equipment:
Balance, beginning of period	2,831,228	2,484,610
Additions	1,530,120	544,127
Additions through business combinations	829,049	57,544
Asset disposal	(74,184)	(255,053)
Balance, end of period	5,116,213	2,831,228
Furniture and equipment
Property, plant and equipment:
Balance, beginning of period	35,249
Balance, end of period	12,130	35,249
Furniture and equipment | Cost
Property, plant and equipment:
Balance, beginning of period	115,604	175,416
Asset disposal		(59,812)
Balance, end of period	115,604	115,604
Leasehold improvements
Property, plant and equipment:
Balance, beginning of period	122,922
Balance, end of period	248,795	122,922
Leasehold improvements | Cost
Property, plant and equipment:
Balance, beginning of period	179,399	183,103
Additions	33,866
Additions through business combinations	131,071
Asset disposal		(3,704)
Balance, end of period	344,336	179,399
TMS devices
Property, plant and equipment:
Balance, beginning of period	1,766,885
Balance, end of period	3,458,696	1,766,885
TMS devices | Cost
Property, plant and equipment:
Balance, beginning of period	2,536,225	2,126,091
Additions	1,496,254	544,127
Additions through business combinations	697,978	57,544
Asset disposal	(74,184)	(191,537)
Balance, end of period	$ 4,656,273	$ 2,536,225